Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000004429
Account Value [Line Items]
Line Graph and Table Measure Name	SIVIX
Account Value	$ 12,574,724	$ 12,770,298	$ 12,169,087	$ 12,074,922	$ 11,727,234	$ 11,075,318	$ 11,401,276	$ 12,292,227	$ 12,893,438	$ 12,437,097	$ 13,385,293	$ 12,132,257	$ 12,380,254	$ 12,282,360	$ 12,171,414	$ 11,375,215	$ 11,544,897	$ 11,081,534	$ 11,786,367	$ 11,433,951	$ 10,846,590	$ 11,218,585	$ 10,105,255	$ 9,439,240	$ 10,081,036	$ 10,698,613	$ 11,104,276	$ 10,632,012	$ 9,778,302	$ 9,978,107	$ 10,159,747	$ 10,595,684	$ 10,716,777	$ 9,832,794	$ 10,420,845	$ 10,063,098	$ 8,937,923	$ 9,745,741	$ 10,028,477	$ 9,157,188	$ 9,866,913	$ 9,803,442	$ 10,617,029	$ 10,599,719	$ 10,657,420	$ 11,569,100	$ 11,086,011	$ 11,445,851	$ 10,918,415	$ 11,302,901	$ 11,095,870	$ 11,135,304	$ 11,169,810	$ 11,150,092	$ 10,795,182	$ 10,459,989	$ 9,789,604	$ 9,567,785	$ 8,890,226	$ 7,681,614	$ 7,428,426	$ 7,786,710	$ 7,457,089	$ 7,098,805	$ 6,950,714	$ 6,530,327	$ 5,713,439	$ 7,175,239	$ 7,963,464	$ 8,307,417	$ 8,123,426	$ 7,795,253	$ 7,660,387	$ 7,395,150	$ 7,772,775	$ 7,750,297	$ 7,197,347	$ 7,831,217	$ 7,507,539	$ 7,633,413	$ 7,300,744	$ 6,558,981	$ 7,438,266	$ 7,263,292	$ 8,167,946	$ 8,279,632	$ 7,981,803	$ 7,844,058	$ 7,728,649	$ 7,304,243	$ 7,218,618	$ 7,151,606	$ 7,445,712	$ 7,263,292	$ 7,264,000	$ 7,121,101	$ 7,073,468	$ 6,702,613	$ 6,814,890	$ 6,767,258	$ 6,610,750	$ 6,702,613	$ 6,603,945	$ 6,590,336	$ 6,474,656	$ 6,423,621	$ 6,287,097	$ 5,743,971	$ 5,911,846	$ 5,908,555	$ 5,783,471	$ 5,493,804	$ 5,480,637	$ 5,378,595	$ 5,243,636	$ 4,828,886	$ 4,789,385	$ 5,171,220	$ 5,433,644	$ 5,276,484	$ 5,000,000
C000004430
Account Value [Line Items]
Line Graph and Table Measure Name	SSQSX
Account Value	$ 12,262,895	12,454,282	11,873,034	11,787,974	11,447,732	10,809,778	11,135,843	12,007,714	12,596,049	12,149,481	13,082,067	11,859,025	12,102,353	12,012,705	11,910,252	11,129,042	11,295,529	10,847,294	11,538,857	11,193,075	10,623,176	10,988,168	9,900,794	9,245,901	9,876,980	10,484,244	10,883,134	10,424,708	9,591,208	9,793,629	9,966,283	10,400,894	10,519,966	9,650,744	10,236,414	9,883,826	8,786,255	9,582,421	9,855,392	9,002,357	9,701,846	9,639,290	10,441,142	10,429,768	10,486,637	11,390,854	10,917,506	11,272,507	10,752,163	11,136,342	10,936,958	10,975,862	11,009,904	10,995,314	10,650,039	10,319,353	9,657,981	9,444,007	8,774,816	7,584,690	7,334,386	7,693,313	7,367,445	7,013,241	6,871,559	6,455,960	5,653,097	7,093,527	7,877,499	8,222,257	8,039,366	7,718,505	7,584,812	7,321,884	7,696,222	7,678,397	7,130,258	7,763,069	7,442,207	7,566,987	7,241,669	6,506,361	7,382,452	7,208,704	8,107,019	8,217,922	7,925,877	7,789,097	7,678,194	7,256,762	7,171,736	7,108,891	7,404,633	7,223,491	7,223,741	7,084,953	7,040,947	6,668,589	6,783,681	6,736,290	6,583,962	6,675,359	6,580,577	6,567,037	6,451,944	6,404,553	6,268,556	5,727,315	5,897,888	5,894,607	5,773,238	5,484,576	5,468,175	5,369,768	5,235,277	4,821,966	4,785,883	5,169,672	5,429,983	5,273,097	5,000,000
C000004434
Account Value [Line Items]
Line Graph and Table Measure Name	SUSIX
Account Value	$ 20,763,221	20,224,306	19,909,938	19,266,234	18,263,252	17,170,451	17,275,240	18,308,161	18,697,378	18,263,252	18,719,421	17,811,341	18,005,930	17,720,533	17,305,411	17,136,767	16,488,139	15,748,702	16,423,276	15,917,346	14,944,403	14,607,116	13,985,552	12,798,822	12,964,709	13,615,496	13,755,862	13,347,525	12,556,371	12,364,963	12,122,513	11,777,978	12,135,274	11,356,881	12,009,978	11,357,262	10,595,759	11,683,620	12,184,036	11,128,811	12,086,128	12,064,371	13,195,746	12,891,145	13,380,682	13,935,754	13,378,645	13,600,513	12,764,810	13,356,458	13,075,425	12,764,810	12,505,963	12,402,425	11,722,030	11,241,315	10,878,931	11,049,030	10,661,363	9,665,832	9,863,526	10,265,975	9,524,622	8,959,781	8,811,511	8,366,699	7,385,289	8,352,578	9,016,265	8,980,963	8,704,458	8,392,637	8,167,064	8,060,912	8,213,505	8,127,257	7,543,421	8,041,008	7,696,015	7,536,787	7,351,021	6,787,089	7,450,885	7,263,191	7,820,586	7,735,270	7,541,888	7,240,440	7,172,188	7,007,245	7,012,932	7,172,188	7,399,696	7,001,557	6,964,522	6,825,590	6,700,103	6,592,543	6,583,579	6,431,203	6,372,941	6,346,051	6,256,417	6,220,564	5,983,035	5,812,732	5,714,703	5,538,479	5,664,353	5,630,787	5,584,633	5,362,255	5,429,388	5,290,926	5,244,772	4,934,281	4,946,869	5,290,926	5,432,227	5,446,058	5,000,000
C000004433
Account Value [Line Items]
Line Graph and Table Measure Name	SUSSX
Account Value	$ 20,290,204	19,750,114	19,467,795	18,829,506	17,859,799	16,791,893	16,890,092	17,908,898	18,301,691	17,872,074	18,314,635	17,442,510	17,627,836	17,355,297	16,951,939	16,799,317	16,167,026	15,436,621	16,101,617	15,611,046	14,662,610	14,335,563	13,720,502	12,567,247	12,718,140	13,364,826	13,504,941	13,106,152	12,340,907	12,157,680	11,920,562	11,575,663	11,931,340	11,176,874	11,817,792	11,177,975	10,425,250	11,497,884	11,996,564	10,952,158	11,902,474	11,883,655	13,003,335	12,711,654	13,182,107	13,728,241	13,178,323	13,405,190	12,584,464	13,171,650	12,898,075	12,591,137	12,337,579	12,237,491	11,570,234	11,096,481	10,742,835	10,916,322	10,536,225	9,549,255	9,747,931	10,145,283	9,414,668	8,863,503	8,716,099	8,273,885	7,306,142	8,261,067	8,921,183	8,889,139	8,616,190	8,312,589	8,087,925	7,984,701	8,136,501	8,051,493	7,480,723	7,972,557	7,632,524	7,474,651	7,286,419	6,733,865	7,390,063	7,205,312	7,759,567	7,680,387	7,490,357	7,189,476	7,126,133	6,967,774	6,973,053	7,131,411	7,358,392	6,962,496	6,931,088	6,791,536	6,668,899	6,563,178	6,554,720	6,402,481	6,347,506	6,317,904	6,233,327	6,199,496	5,962,681	5,793,527	5,699,889	5,524,630	5,648,108	5,616,243	5,572,428	5,353,355	5,417,085	5,281,658	5,237,844	4,931,141	4,943,090	5,289,625	5,428,287	5,444,887	5,000,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,764,832	20,033,603	19,635,561	19,204,553	18,275,210	17,193,002	17,310,382	18,343,960	18,586,478	18,082,916	18,524,507	17,497,390	17,657,519	17,288,291	16,878,865	16,675,880	16,098,242	15,337,726	15,990,865	15,492,404	14,707,109	14,464,051	13,835,496	12,677,700	12,949,993	13,598,333	13,818,342	13,388,246	12,558,443	12,504,092	12,311,922	11,875,907	12,172,914	11,453,260	12,153,477	11,510,238	10,648,150	11,728,311	12,226,949	11,194,744	12,201,938	12,179,593	13,343,139	12,865,451	13,262,551	13,986,300	13,386,375	13,479,776	12,597,194	13,211,665	12,821,810	12,524,296	12,238,589	12,153,703	11,537,938	11,053,828	10,757,199	10,866,909	10,464,566	9,432,091	9,689,779	10,072,501	9,397,037	8,895,465	8,722,009	8,325,482	7,379,479	8,419,381	9,174,629	9,178,227	8,909,326	8,597,255	8,414,989	8,260,432	8,393,386	8,274,465	7,729,704	8,254,246	7,933,040	7,781,826	7,539,738	6,980,361	7,673,179	7,519,935	8,071,632	8,025,949	7,772,674	7,493,803	7,447,961	7,272,817	7,245,018	7,433,938	7,718,417	7,300,438	7,220,160	7,005,308	6,845,564	6,707,207	6,686,737	6,552,011	6,511,370	6,421,008	6,355,735	6,348,330	6,105,890	5,992,239	5,876,091	5,666,242	5,771,522	5,770,431	5,762,340	5,557,444	5,543,082	5,445,294	5,424,266	5,079,670	5,086,533	5,352,128	5,437,894	5,421,770	5,000,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,764,832	20,033,603	19,635,561	19,204,553	18,275,210	17,193,002	17,310,382	18,343,960	18,586,478	18,082,916	18,524,507	17,497,390	17,657,519	17,288,291	16,878,865	16,675,880	16,098,242	15,337,726	15,990,865	15,492,404	14,707,109	14,464,051	13,835,496	12,677,700	12,949,993	13,598,333	13,818,342	13,388,246	12,558,443	12,504,092	12,311,922	11,875,907	12,172,914	11,453,260	12,153,477	11,510,238	10,648,150	11,728,311	12,226,949	11,194,744	12,201,938	12,179,593	13,343,139	12,865,451	13,262,551	13,986,300	13,386,375	13,479,776	12,597,194	13,211,665	12,821,810	12,524,296	12,238,589	12,153,703	11,537,938	11,053,828	10,757,199	10,866,909	10,464,566	9,432,091	9,689,779	10,072,501	9,397,037	8,895,465	8,722,009	8,325,482	7,379,479	8,419,381	9,174,629	9,178,227	8,909,326	8,597,255	8,414,989	8,260,432	8,393,386	8,274,465	7,729,704	8,254,246	7,933,040	7,781,826	7,539,738	6,980,361	7,673,179	7,519,935	8,071,632	8,025,949	7,772,674	7,493,803	7,447,961	7,272,817	7,245,018	7,433,938	7,718,417	7,300,438	7,220,160	7,005,308	6,845,564	6,707,207	6,686,737	6,552,011	6,511,370	6,421,008	6,355,735	6,348,330	6,105,890	5,992,239	5,876,091	5,666,242	5,771,522	5,770,431	5,762,340	5,557,444	5,543,082	5,445,294	5,424,266	5,079,670	5,086,533	5,352,128	5,437,894	5,421,770	5,000,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,764,832	20,033,603	19,635,561	19,204,553	18,275,210	17,193,002	17,310,382	18,343,960	18,586,478	18,082,916	18,524,507	17,497,390	17,657,519	17,288,291	16,878,865	16,675,880	16,098,242	15,337,726	15,990,865	15,492,404	14,707,109	14,464,051	13,835,496	12,677,700	12,949,993	13,598,333	13,818,342	13,388,246	12,558,443	12,504,092	12,311,922	11,875,907	12,172,914	11,453,260	12,153,477	11,510,238	10,648,150	11,728,311	12,226,949	11,194,744	12,201,938	12,179,593	13,343,139	12,865,451	13,262,551	13,986,300	13,386,375	13,479,776	12,597,194	13,211,665	12,821,810	12,524,296	12,238,589	12,153,703	11,537,938	11,053,828	10,757,199	10,866,909	10,464,566	9,432,091	9,689,779	10,072,501	9,397,037	8,895,465	8,722,009	8,325,482	7,379,479	8,419,381	9,174,629	9,178,227	8,909,326	8,597,255	8,414,989	8,260,432	8,393,386	8,274,465	7,729,704	8,254,246	7,933,040	7,781,826	7,539,738	6,980,361	7,673,179	7,519,935	8,071,632	8,025,949	7,772,674	7,493,803	7,447,961	7,272,817	7,245,018	7,433,938	7,718,417	7,300,438	7,220,160	7,005,308	6,845,564	6,707,207	6,686,737	6,552,011	6,511,370	6,421,008	6,355,735	6,348,330	6,105,890	5,992,239	5,876,091	5,666,242	5,771,522	5,770,431	5,762,340	5,557,444	5,543,082	5,445,294	5,424,266	5,079,670	5,086,533	5,352,128	5,437,894	5,421,770	5,000,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,764,832	20,033,603	19,635,561	19,204,553	18,275,210	17,193,002	17,310,382	18,343,960	18,586,478	18,082,916	18,524,507	17,497,390	17,657,519	17,288,291	16,878,865	16,675,880	16,098,242	15,337,726	15,990,865	15,492,404	14,707,109	14,464,051	13,835,496	12,677,700	12,949,993	13,598,333	13,818,342	13,388,246	12,558,443	12,504,092	12,311,922	11,875,907	12,172,914	11,453,260	12,153,477	11,510,238	10,648,150	11,728,311	12,226,949	11,194,744	12,201,938	12,179,593	13,343,139	12,865,451	13,262,551	13,986,300	13,386,375	13,479,776	12,597,194	13,211,665	12,821,810	12,524,296	12,238,589	12,153,703	11,537,938	11,053,828	10,757,199	10,866,909	10,464,566	9,432,091	9,689,779	10,072,501	9,397,037	8,895,465	8,722,009	8,325,482	7,379,479	8,419,381	9,174,629	9,178,227	8,909,326	8,597,255	8,414,989	8,260,432	8,393,386	8,274,465	7,729,704	8,254,246	7,933,040	7,781,826	7,539,738	6,980,361	7,673,179	7,519,935	8,071,632	8,025,949	7,772,674	7,493,803	7,447,961	7,272,817	7,245,018	7,433,938	7,718,417	7,300,438	7,220,160	7,005,308	6,845,564	6,707,207	6,686,737	6,552,011	6,511,370	6,421,008	6,355,735	6,348,330	6,105,890	5,992,239	5,876,091	5,666,242	5,771,522	5,770,431	5,762,340	5,557,444	5,543,082	5,445,294	5,424,266	5,079,670	5,086,533	5,352,128	5,437,894	5,421,770	5,000,000
GE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,695,328	12,312,253	11,491,238	11,295,299	10,713,025	10,169,946	10,410,449	11,170,835	11,802,122	11,500,586	12,535,870	11,296,691	11,462,249	11,382,695	11,555,307	10,489,575	10,587,512	10,081,740	10,845,042	10,470,219	9,909,897	10,310,925	9,188,269	8,425,666	9,042,344	9,607,987	10,113,971	9,531,110	8,814,478	8,896,660	9,059,536	9,514,118	9,677,581	8,818,114	9,430,154	9,214,914	8,301,059	9,180,916	9,372,708	8,486,675	9,247,193	9,233,239	10,249,012	10,123,020	10,016,098	11,083,110	10,840,941	11,312,322	10,850,739	11,180,391	10,935,776	11,345,445	11,129,811	11,106,912	10,878,476	10,770,303	10,138,424	9,652,679	8,884,193	7,501,483	7,347,596	7,601,512	7,196,061	7,002,251	6,763,189	6,349,966	5,583,103	7,132,813	7,788,462	8,046,527	7,821,011	7,511,790	7,319,034	7,169,854	7,542,247	7,499,072	7,004,045	7,594,706	7,345,185	7,502,201	7,131,452	6,410,303	7,274,400	7,160,583	8,033,111	8,231,087	7,890,910	7,755,739	7,700,560	7,259,881	7,197,654	7,105,751	7,391,981	7,203,717	7,232,910	7,030,301	6,970,879	6,561,389	6,645,939	6,596,927	6,376,502	6,508,920	6,438,314	6,429,900	6,308,160	6,283,376	6,112,117	5,498,921	5,773,387	5,709,790	5,610,571	5,294,457	5,297,797	5,181,094	5,101,035	4,724,004	4,724,215	5,179,689	5,453,508	5,281,701	5,000,000
GE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,695,328	$ 12,312,253	$ 11,491,238	$ 11,295,299	$ 10,713,025	$ 10,169,946	$ 10,410,449	$ 11,170,835	$ 11,802,122	$ 11,500,586	$ 12,535,870	$ 11,296,691	$ 11,462,249	$ 11,382,695	$ 11,555,307	$ 10,489,575	$ 10,587,512	$ 10,081,740	$ 10,845,042	$ 10,470,219	$ 9,909,897	$ 10,310,925	$ 9,188,269	$ 8,425,666	$ 9,042,344	$ 9,607,987	$ 10,113,971	$ 9,531,110	$ 8,814,478	$ 8,896,660	$ 9,059,536	$ 9,514,118	$ 9,677,581	$ 8,818,114	$ 9,430,154	$ 9,214,914	$ 8,301,059	$ 9,180,916	$ 9,372,708	$ 8,486,675	$ 9,247,193	$ 9,233,239	$ 10,249,012	$ 10,123,020	$ 10,016,098	$ 11,083,110	$ 10,840,941	$ 11,312,322	$ 10,850,739	$ 11,180,391	$ 10,935,776	$ 11,345,445	$ 11,129,811	$ 11,106,912	$ 10,878,476	$ 10,770,303	$ 10,138,424	$ 9,652,679	$ 8,884,193	$ 7,501,483	$ 7,347,596	$ 7,601,512	$ 7,196,061	$ 7,002,251	$ 6,763,189	$ 6,349,966	$ 5,583,103	$ 7,132,813	$ 7,788,462	$ 8,046,527	$ 7,821,011	$ 7,511,790	$ 7,319,034	$ 7,169,854	$ 7,542,247	$ 7,499,072	$ 7,004,045	$ 7,594,706	$ 7,345,185	$ 7,502,201	$ 7,131,452	$ 6,410,303	$ 7,274,400	$ 7,160,583	$ 8,033,111	$ 8,231,087	$ 7,890,910	$ 7,755,739	$ 7,700,560	$ 7,259,881	$ 7,197,654	$ 7,105,751	$ 7,391,981	$ 7,203,717	$ 7,232,910	$ 7,030,301	$ 6,970,879	$ 6,561,389	$ 6,645,939	$ 6,596,927	$ 6,376,502	$ 6,508,920	$ 6,438,314	$ 6,429,900	$ 6,308,160	$ 6,283,376	$ 6,112,117	$ 5,498,921	$ 5,773,387	$ 5,709,790	$ 5,610,571	$ 5,294,457	$ 5,297,797	$ 5,181,094	$ 5,101,035	$ 4,724,004	$ 4,724,215	$ 5,179,689	$ 5,453,508	$ 5,281,701	$ 5,000,000